Offerings	Sep. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.500% Notes due 2028
Amount Registered | shares	579,400,000
Proposed Maximum Offering Price per Unit	0.99916
Maximum Aggregate Offering Price	$ 578,913,304.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79,947.93
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based on a Euro-to-U.S. dollar exchange rate of EUR1 to $1.1588 as of September 3, 2026, as reported on Bloomberg.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.900% Notes due 2031
Amount Registered | shares	579,400,000
Proposed Maximum Offering Price per Unit	0.99942
Maximum Aggregate Offering Price	$ 579,063,948.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79,968.73
Offering Note	See note 1 above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.100% Notes due 2034
Amount Registered | shares	579,400,000
Proposed Maximum Offering Price per Unit	0.99379
Maximum Aggregate Offering Price	$ 575,801,926.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79,518.25
Offering Note	See note 1 above.